Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 653,044	$ 759,647
Deferred					(425,978)	(201,748)
State
Current
Deferred
Change in valuation allowance					425,978	201,748
Income tax provision	$ 8,557	$ 31,679	$ 17,323	$ 561,928	$ 653,044	$ 759,647